Non-Controlling Interests - Schedule of Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncontrolling interests [line items]
Current assets	$ 1,476,324	$ 1,711,276
Non-current assets	5,384,170	5,562,634
Current liabilities	(6,320,081)	(2,732,150)
Non-current liabilities	(1,842,185)	(4,536,593)
(Loss) profit	(7,200)	19,717	$ 25,946
Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Current assets	490,667	119,590
Non-current assets	3,953,675	45,096
Current liabilities	(2,956,729)	(152,544)
Non-current liabilities	(1,500,780)	(214,308)
Total assets	(13,167)	(202,166)
(Loss) profit	(7,200)	19,717
Other comprehensive income	$ 587	$ (178)
LifeMiles Ltd. [Member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage		30.00%
Current assets		$ 52,807
Non-current assets		20,168
Current liabilities		(94,047)
Non-current liabilities		(172,582)
Total assets		(193,654)
(Loss) profit		26,829
Other comprehensive income		$ (163)
Taca International Airlines S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	3.17%	3.17%
Current assets	$ 152,300	$ 30,762
Non-current assets	405,380	14,113
Current liabilities	(365,984)	(18,421)
Non-current liabilities	(179,468)	(37,848)
Total assets	12,228	(11,394)
(Loss) profit	(4,592)	(3,524)
Other comprehensive income	$ (307)	$ 7
Avianca Costa Rica S.A. [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
NCI percentage	7.58%	7.58%
Current assets	$ 43,954	$ 28,747
Non-current assets	53,669	5,470
Current liabilities	(24,026)	(34,584)
Non-current liabilities	(3,760)	(806)
Total assets	69,837	(1,173)
(Loss) profit	(3,095)	(4,066)
Other comprehensive income	(1,141)	(25)
Other Individually Immaterial Subsidiaries [member] | Non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Current assets	294,413	7,274
Non-current assets	3,494,626	5,345
Current liabilities	(2,566,719)	(5,492)
Non-current liabilities	(1,317,552)	(3,072)
Total assets	(95,232)	4,055
(Loss) profit	487	478
Other comprehensive income	$ 2,035	$ 3